Prepaid Expense - Schedule of Prepaid Expense (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expense [Abstract]
Advancement to suppliers for inventory	€ 3,338,500	€ 771,863
Advancement for PP&E under construction	11,683	11,683
Conference	100,976
Insurance	188,983	219,007
Security deposits and others	2,935	17,831
Total	€ 3,643,077	€ 1,020,384